Other operating income - Narrative (Details) £ in Thousands, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Jul. 31, 2018 USD ($) phase	Sep. 30, 2017 USD ($) phase	Jul. 31, 2019 GBP (£)	Jul. 31, 2018 GBP (£)	Jul. 31, 2019 GBP (£)	Jul. 31, 2018 GBP (£)	Jun. 30, 2019 USD ($)	Aug. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Income recognized in respect of BARDA | £			£ 3,500	£ 2,000	£ 8,100	£ 5,300
BARDA
Disclosure of operating segments [line items]
Cost sharing arrangement, initial portion		$ 32.0
Number of phases included in contract | phase		3
Cost sharing arrangement, additional portion							$ 9.6	$ 12.0
Cost sharing arrangement, total committed amount							53.6
Grant income recognized from CARB-X | £			3,489	2,022	8,108	5,305
BARDA | Top of range
Disclosure of operating segments [line items]
Cost sharing arrangement, contractual amount		$ 62.0					$ 63.7
CARB-X
Disclosure of operating segments [line items]
Number of phases included in contract | phase	2
Cost sharing arrangement, contractual amount	$ 4.5
Cost sharing arrangement, total committed amount	2.5
Grant income received	$ 2.0
Grant income recognized from CARB-X | £			£ 100	£ 100	£ 400	£ 100